UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.00%
Aerospace & Defense - 6.09%
BAE Systems PLC (a)	133,490	$933,657
General Dynamics Corp. (b)	7,800	1,106,586
Honeywell International, Inc. (b)(c)	16,740	1,905,514
Meggitt PLC (a)	109,700	615,265
Northrop Grumman Corp.	6,050	1,286,654
Raytheon Co. (c)	10,630	1,378,392
United Technologies Corp. (c)	23,340	2,347,537
		9,573,605
Air Freight & Logistics - 0.54%
Expeditors International of Washington, Inc.	17,360	842,828
Banks - 2.08%
National Bank of Canada (a)	21,030	697,926
Toronto-Dominion Bank (a)	59,190	2,577,757
		3,275,683
Beverages - 2.76%
Coca-Cola Co. (b)(c)	97,430	4,345,378
Capital Markets - 1.29%
Aberdeen Asset Management PLC (a)	124,420	501,787
IGM Financial, Inc. (a)	24,830	727,092
T Rowe Price Group, Inc.	10,330	796,030
		2,024,909
Chemicals - 1.12%
Air Liquide SA (a)	8,600	925,306
Air Products & Chemicals, Inc.	5,860	835,870
		1,761,176
Communications Equipment - 0.52%
Harris Corp.	10,360	816,057
Distributors - 0.56%
Genuine Parts Co. (b)	9,020	874,218
Diversified Consumer Services - 0.37%
H&R Block, Inc.	27,040	577,574
Diversified Financial Services - 1.10%
Groupe Bruxelles Lambert SA (a)	9,840	836,257
S&P Global, Inc.	7,980	892,244
		1,728,501
Diversified Telecommunication Services - 1.37%
Nippon Telegraph & Telephone Corp. (a)	49,200	2,153,246
Electric Utilities - 1.16%
Cheung Kong Infrastructure Holdings Ltd. (a)	103,000	963,213
Power Assets Holdings Ltd. (a)	88,000	853,184
		1,816,397
Electrical Equipment - 1.39%
Eaton Corp PLC (a)	15,000	924,450
Emerson Electric Co.	24,280	1,263,046
		2,187,496
Electronic Equipment, Instruments & Components - 0.49%
Kyocera Corp. (a)	15,500	769,879
Engineering & Construction - 0.59%
SNC-Lavalin Group, Inc. (a)	23,200	934,298
Food & Staples Retailing - 0.63%
Woolworths Ltd. (a)	61,980	989,223
Food Products - 3.50%
Nestle SA (a)(b)(c)	74,480	5,504,049
Health Care Equipment & Supplies - 0.62%
Dentsply Sirona, Inc.	15,560	967,210
Health Care Providers & Services - 1.60%
Cardinal Health, Inc.	22,200	1,752,690
Sonic Healthcare Ltd. (a)	49,350	763,391
		2,516,081
Hotels, Restaurants & Leisure - 2.05%
McDonald's Corp. (c)	26,350	3,216,281
Household Products - 3.63%
Procter & Gamble Co.	70,510	5,714,130
Industrial Conglomerates - 2.01%
3M Co.	12,810	2,156,179

CK Hutchison Holdings Ltd. (a)	86,300	1,001,124
		3,157,303
Insurance - 9.80%
Admiral Group PLC (a)	36,400	1,035,453
Aflac, Inc. (c)	31,690	2,201,187
Chubb Ltd. (a)	5,877	744,087
Cincinnati Financial Corp.	17,770	1,227,907
CNP Assurances (a)	46,300	785,769
Everest Re Group Ltd. (a)	4,460	798,831
Great-West Lifeco, Inc. (a)	27,000	727,632
Intact Financial Corp. (a)	11,500	804,171
Muenchener Rueckversicherungs-Gesellschaft AG (a)(c)	15,460	2,906,517
Torchmark Corp.	13,850	853,575
Zurich Insurance Group AG (a)(c)	13,760	3,330,222
		15,415,351
Internet Software & Services - 0.56%
Yahoo Japan Corp. (a)	198,322	885,364
IT Services - 1.09%
Automatic Data Processing, Inc.	9,880	867,859
Nomura Research Institute Ltd. (a)	22,630	849,802
		1,717,661
Machinery - 2.23%
Cummins, Inc.	6,090	697,122
Dover Corp.	11,420	762,285
Parker-Hannifin Corp.	6,900	792,396
Pentair PLC (a)	12,400	746,976
Weir Group PLC (a)	29,100	504,717
		3,503,496
Media - 0.86%
Pearson PLC (a)	41,280	500,491
WPP PLC (a)	37,160	856,981
		1,357,472
Metals & Mining - 2.02%
BHP Billiton PLC (a)	269,630	3,177,811
Multiline Retail - 1.71%
Next PLC (a)	6,770	532,673
Nordstrom, Inc.	10,750	408,285
Target Corp. (c)	25,400	1,747,012
		2,687,970
Multi-Utilities - 0.80%
Consolidated Edison, Inc.	17,170	1,257,874
Office Electronics - 0.83%
Canon, Inc. (a)	45,300	1,307,583
Oil, Gas & Consumable Fuels - 9.02%
Chevron Corp. (b)	57,190	5,776,190
EOG Resources, Inc.	13,550	1,102,428
Exxon Mobil Corp. (b)(c)	66,730	5,940,305
Imperial Oil Ltd. (a)	20,630	657,435
Keyera Corp. (a)	23,500	701,048
		14,177,406
Personal Products - 1.80%
Unilever NV (a)	63,200	2,837,648
Pharmaceuticals - 15.53%
AstraZeneca PLC (a)(c)	46,380	2,706,821
Eli Lilly & Co. (c)	22,750	1,706,933
GlaxoSmithKline PLC (a)(c)	179,370	3,748,629
Johnson & Johnson (b)(c)	56,550	6,372,619
Mitsubishi Tanabe Pharma Corp. (a)	52,900	884,410
Roche Holding AG (a)	18,230	4,788,220
Sanofi (a)(c)	36,880	3,031,236
Teva Pharmaceutical Industries Ltd. (a)	22,790	1,183,666
		24,422,534
Professional Services - 0.59%
Intertek Group PLC (a)	20,540	932,159
Real Estate Management & Development - 0.73%
Daito Trust Constuction Co. Ltd. (a)	7,900	1,144,625
Road & Rail - 1.54%
Canadian National Railway Co. (a)	14,200	841,918
Union Pacific Corp.	18,720	1,576,037
		2,417,955
Semiconductors & Semiconductor Equipment - 5.04%
Intel Corp. (c)	181,730	5,740,851

Linear Technology Corp.	18,020	852,706
Texas Instruments, Inc.	21,940	1,329,564
		7,923,121
Software - 0.88%
SAP SE (a)	17,040	1,380,056
Specialty Retail - 1.76%
Gap, Inc.	20,960	377,070
Ross Stores, Inc.	16,500	881,100
Tiffany & Co.	8,760	542,770
TJX Companies, Inc.	12,720	968,246
		2,769,186
Textiles, Apparel & Luxury Goods - 1.30%
Burberry Group PLC (a)	31,990	496,744
LVMH Moet Hennessy Louis Vuitton SE (a)	5,940	950,938
Swatch Group AG (a)	2,000	588,357
		2,036,039
Tobacco - 3.05%
British American Tobacco PLC (a)	46,770	2,845,130
Japan Tobacco, Inc. (a)	22,779	898,304
Reynolds American, Inc. (c)	21,320	1,059,604
		4,803,038
Trading Companies & Distributors - 0.50%
WW Grainger, Inc.	3,460	790,091
Wireless Telecommunication Services - 0.89%
KDDI Corp. (a)	48,352	1,402,725
TOTAL COMMON STOCKS (Cost $146,449,084)		154,092,687

REAL ESTATE INVESTMENT TRUSTS - 0.71%
Public Storage	4,440	1,126,472
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $758,053)		1,126,472

SHORT-TERM INVESTMENTS - 0.54%
STIT-Treasury Portfolio - Institutional Class, 0.23% (d)	843,953	843,953
TOTAL SHORT-TERM INVESTMENTS (Cost $843,953)		843,953

Total Investments (Cost $148,051,090) - 99.25%		156,063,112
Other Assets in Excess of Liabilities - 0.75%		1,174,084
TOTAL NET ASSETS - 100.00%		$157,237,196

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2016.

Abbreviations:

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is the Dutch term for a public Limited Liability Company.
PLC	Public Limited Company
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SE	Generally designates a European public company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI")
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
May 31, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
Aflac, Inc.
Expiration: August, 2016, Exercise Price: $72.50	(190)	$(13,680)
AstraZeneca PLC
Expiration: August, 2016, Exercise Price: $60.83 (a)	(28)	(36,701)
Coca-Cola Co.
Expiration: July, 2016, Exercise Price: $46.00	(580)	(8,700)
Eli Lilly & Co.
Expiration: June, 2016, Exercise Price: $75.00	(140)	(21,420)
Exxon Mobil Corp.
Expiration: June, 2016, Exercise Price: $87.50	(400)	(82,800)
GlaxoSmithKline PLC
Expiration: July, 2016, Exercise Price: $22.45 (a)	(110)	(10,501)
Honeywell International, Inc.
Expiration: June, 2016, Exercise Price: $115.00	(100)	(9,900)
Intel Corp.
Expiration: July, 2016, Exercise Price: $34.00	(1,100)	(11,000)
iShares MSCI EAFE ETF
Expiration: June, 2016, Exercise Price: $59.00	(500)	(19,000)
Expiration: July, 2016, Exercise Price: $60.00	(400)	(9,600)
Johnson & Johnson
Expiration: June, 2016, Exercise Price: $115.00	(170)	(4,080)
McDonald's Corp.
Expiration: June, 2016, Exercise Price: $130.00	(160)	(480)
Muenchener Rueckversicherungs-Gesellschaft AG
Expiration: July, 2016, Exercise Price: $211.40 (a)	(90)	(1,102)
Nestle SA
Expiration: July, 2016, Exercise Price: $76.46 (a)	(450)	(21,730)
Raytheon Co.
Expiration: August, 2016, Exercise Price: $140.00	(60)	(3,780)
Reynolds American, Inc.
Expiration: August, 2016, Exercise Price: $52.50	(130)	(7,020)
Sanofi
Expiration: July, 2016, Exercise Price: $89.01 (a)	(220)	(9,546)
Target Corp.
Expiration: July, 2016, Exercise Price: $87.50	(150)	(600)
United Technologies Corp.
Expiration: August, 2016, Exercise Price: $105.00	(140)	(17,360)
Zurich Insurance Group AG
Expiration: June, 2016, Exercise Price: $231.39 (a)	(830)	(98,114)
Total Options Written (Premiums received $417,997)		$(387,114)

(a)	Foreign issued security denominated in U.S. dollars.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Open Futures Contracts
May 31, 2016 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Appreciation/ (Depreciation)
E-mini MSCI EAFE	4	$332,100	June - 16	$(5,252)
E-mini S&P 500	4	418,980	June - 16	4,623
Total Futures Contracts Purchased		$751,080		$(629)

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*

Cost of investments	$148,051,090
Gross unrealized appreciation on futures	4,623
Gross unrealized appreciation on investments	16,824,187
Gross unrealized appreciation on written options	168,506
Gross unrealized depreciation on futures	(5,252)
Gross unrealized depreciation on investments	(8,812,165)
Gross unrealized depreciation on written options	(137,623)
Net unrealized appreciation	$8,042,276

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the
NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the
Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained.
Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Adviser determines it does not approximate fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Foreign options, including options written, are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of
Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the Fund's net asset value ("NAV"), it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets and will generally be classified as Level 2.

Futures contracts are valued at the settlement price at the close of trading on the relevant exchange or board of trade. Futures for which reliable market quotations are not readily available are valued at price, supplied by a Pricing Service, which is the opinion of the Pricing Service representative of the market value of such positions as of the time of determination of the NAV.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less net foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Witholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements
and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at May 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

Description	Level 1 (2)	Level 2 (2)	Level 3	Total
Assets:
Common Stock(1)	$90,790,055	$63,302,632	$-	$154,092,687
Real Estate Investment Trusts	1,126,472	-	-	1,126,472
Short-Term Investments	843,953	-	-	843,953
Total Assets	$92,760,480	$63,302,632	$-	$156,063,112
Liabilities:
Options Written	$(387,114)	$-	$-	$(387,114)
Total Liabilities	$(387,114)	$-	$-	$(387,114)

Other Financial Instruments*	$(629)	$-	$-	$(629)

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.

(1)See the Schedule of Investments for industry classifications.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers as of May 31, 2016 are summarized in the table below:

Transfers into Level 1	$-
Transfers out of Level 1	(2,837,648)
Net transfers in and/or out of Level 1	$(2,837,648)

Transfers into Level 2	$2,837,648
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$2,837,648

(2) Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using a systematic fair valuation method.

The Fund held no Level 3 securities during the period ended May 31, 2016. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended May 31, 2016, the Fund did not have any significant unobservable (Level 3 securities)
used in determining fair value. Therefore a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivative	Value	Liability Derivative	Value
Equity Contracts - Options	Not Applicable	$-	Options written, at value	$387,114
Equity Contracts - Futures	Net Assets - Unrealized Appreciation*	4,623	Net Assets - Unrealized Depreciation*	5,252
Total		$4,623		$392,366
* Reflects net unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2016 through May 31, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for as hedging instruments		Options	Futures	Total
Equity Contracts		$282,641	$159,493	$442,134
Total		$282,641	$159,493	$442,134

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for as hedging instruments		Options	Futures	Total
Equity Contracts		$(189,539)	$5,165	$(184,374)
Total		$(189,539)	$5,165	$(184,374)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)   /s/ John Buckel
John Buckel, President

   Date  July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  July 5, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date  July 5, 2016

* Print the name and title of each signing officer under his or her signature.